Invested Assets and Investment Income - Summary of Fair Values and the Fair Value Hierarchy (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Carrying value [Member]
Disclosure of financial assets [Line Items]
Carrying value	$ 112,233	$ 108,058
Carrying value [Member] | Mortgages [Member]
Disclosure of financial assets [Line Items]
Carrying value	50,207	49,376
Carrying value [Member] | Private placements [Member]
Disclosure of financial assets [Line Items]
Carrying value	40,756	37,979
Carrying value [Member] | Policy loans [member]
Disclosure of financial assets [Line Items]
Carrying value	6,398	6,471
Carrying value [Member] | Loans to Bank clients [Member]
Disclosure of financial assets [Line Items]
Carrying value	1,976	1,740
Carrying value [Member] | Real estate own use property [Member]
Disclosure of financial assets [Line Items]
Carrying value	1,850	1,926
Carrying value [Member] | Other invested assets [Member]
Disclosure of financial assets [Line Items]
Carrying value	11,046	10,566
Fair value [Member]
Disclosure of financial assets [Line Items]
Total fair value	125,420	116,027
Fair value [Member] | Mortgages [Member]
Disclosure of financial assets [Line Items]
Total fair value	54,230	51,450
Fair value [Member] | Private placements [Member]
Disclosure of financial assets [Line Items]
Total fair value	47,890	41,743
Fair value [Member] | Policy loans [member]
Disclosure of financial assets [Line Items]
Total fair value	6,398	6,471
Fair value [Member] | Loans to Bank clients [Member]
Disclosure of financial assets [Line Items]
Total fair value	1,982	1,742
Fair value [Member] | Real estate own use property [Member]
Disclosure of financial assets [Line Items]
Total fair value	3,017	3,275
Fair value [Member] | Other invested assets [Member]
Disclosure of financial assets [Line Items]
Total fair value	11,903	11,346
Level 1 [Member]
Disclosure of financial assets [Line Items]
Total fair value	128	165
Level 1 [Member] | Other invested assets [Member]
Disclosure of financial assets [Line Items]
Total fair value	128	165
Level 2 [Member]
Disclosure of financial assets [Line Items]
Total fair value	49,778	44,447
Level 2 [Member] | Private placements [Member]
Disclosure of financial assets [Line Items]
Total fair value	41,398	36,234
Level 2 [Member] | Policy loans [member]
Disclosure of financial assets [Line Items]
Total fair value	6,398	6,471
Level 2 [Member] | Loans to Bank clients [Member]
Disclosure of financial assets [Line Items]
Total fair value	1,982	1,742
Level 3 [Member]
Disclosure of financial assets [Line Items]
Total fair value	75,514	71,415
Level 3 [Member] | Mortgages [Member]
Disclosure of financial assets [Line Items]
Total fair value	54,230	51,450
Level 3 [Member] | Private placements [Member]
Disclosure of financial assets [Line Items]
Total fair value	6,492	5,509
Level 3 [Member] | Real estate own use property [Member]
Disclosure of financial assets [Line Items]
Total fair value	3,017	3,275
Level 3 [Member] | Other invested assets [Member]
Disclosure of financial assets [Line Items]
Total fair value	$ 11,775	$ 11,181